iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2024

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 94.36%

CO-INVESTMENTS (a) - 58.53%

SYNDICATED CO-INVESTMENTS - 12.45%
Durational Consumer SPV IV GP, L.P. (c) *	Americas	$2,251,179	$4,080	0.00%	2/8/2022
Independence Energy Investors L.P. (b) *	Americas	399,231	601,318	0.07%	2/26/2018
KKR Atlantic Co-Invest L.P. *	Americas	10,000,000	10,990,292	1.20%	7/22/2022
KKR Banff Co-Invest L.P. *	Americas	10,000,000	23,998,009	2.60%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	Europe	5,650,450	9,152,880	1.00%	10/3/2017
KKR Cape Co-Invest L.P. *	Americas	5,100,226	6,107,057	0.67%	11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	Americas	257,674	264,274	0.03%	7/14/2020
KKR Gamma Co-Invest L.P. *	Americas	499,644	365,904	0.04%	8/29/2022
KKR Inception Co-Invest, L.P. *	Europe	11,920,252	12,688,582	1.38%	1/3/2023
KKR Olympus Co-Invest, L.P. *	Europe	5,170,423	6,213,456	0.68%	10/18/2022
KKR Pegasus Co-Invest L.P. *	Europe	5,098,500	6,105,694	0.67%	7/7/2022
KKR Renovate Co-Invest L.P. *	Asia	5,000,000	4,864,715	0.53%	3/21/2022
KKR Sigma Co-Invest L.P. *	Europe	7,500,000	10,773,593	1.17%	6/11/2018
KKR Sprint Co-Invest L.P. *	Europe	3,153,447	(3,289)	0.00%	9/27/2022
LC Sports Pte. Ltd. (c) *	Asia	2,282,797	233,820	0.03%	11/2/2018
Nutraceutical Investco LP (c) *	Americas	1,620,758	844,196	0.09%	7/15/2019
Uno Co-Invest L.P.	Americas	4,950,000	19,164,422	2.08%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c) *	Americas	1,573,186	1,947,395	0.21%	9/23/2021
TOTAL SYNDICATED CO-INVESTMENTS		$82,427,767	$114,316,398	12.45%

DIRECT ACCESS CO-INVESTMENTS - 46.08%
KKR Prosvasi 2022 L.P.	Global	$78,473,049	$91,023,568	9.92%	10/26/2022
KKR Prosvasi 2022 AIV L.P. (b) *	Americas	9,550,970	11,888,107	1.30%	3/10/2023
Vista Prosvasi 2023, L.P. *	Americas	142,939,028	166,587,825	18.14%	7/20/2023
Warburg Pincus Prosvasi 2023 (Cayman), L.P. *	Global	34,172,573	42,098,206	4.59%	8/9/2023
Warburg Pincus Prosvasi 2023 (E&P), L.P. (b) *	Americas	4,299,673	5,301,636	0.58%	8/9/2023
Warburg Pincus Prosvasi 2023, L.P. *	Global	82,837,652	106,006,912	11.55%	8/9/2023
TOTAL DIRECT ACCESS CO-INVESTMENTS		352,272,945	422,906,254	46.08%

TOTAL CO-INVESTMENTS		434,700,712	537,222,652	58.53%

INVESTMENT FUNDS (a) - 35.51%

PRIMARY INVESTMENTS - 23.49%
Bridge Growth Partners (Parallel), L.P. (c) *	Americas	$389,466	$642,190	0.07%	2/23/2016
KKR Americas Fund XII L.P.	Americas	57,571,739	84,795,377	9.24%	3/31/2017
KKR Asian Fund III L.P.	Asia	47,987,484	67,170,658	7.32%	3/31/2017
KKR European Fund IV L.P. *	Europe	2,929,757	3,330,346	0.36%	12/17/2015
KKR European Fund V (USD) SCSp	Europe	24,979,726	27,408,143	2.99%	11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Americas	12,428,285	15,210,657	1.66%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b) *	Americas	4,863,615	6,533,669	0.71%	7/11/2019
L Catterton Asia 3 LP (c) *	Asia	2,407,749	1,780,108	0.19%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c)	Americas	408,776	278,267	0.03%	3/31/2017
Providence Strategic Growth Europe L.P. (b)(c)	Europe	1,310,157	1,533,716	0.17%	11/11/2019
RB Equity Fund II-A, L.P. (c) *	Americas	984,991	1,671,526	0.18%	12/3/2018
The Resolute Fund IV, L.P. (c)	Americas	598,374	2,376,302	0.26%	9/28/2018
Warburg Pincus (Callisto) Global Growth (Cayman) 14, L.P.*	Global	692,739	741,541	0.08%	8/25/2023
Warburg Pincus Global Growth 14 (Chai), L.P.*	Global	86,250	80,674	0.01%	8/16/2024
Warburg Pincus Global Growth 14 (E&P)-1, L.P. *	Global	112,016	119,063	0.01%	8/25/2023
Warburg Pincus Global Growth 14, L.P. (c) *	Global	1,782,039	1,970,281	0.21%	8/25/2023
TOTAL PRIMARY INVESTMENTS		159,533,163	215,642,518	23.49%

SECONDARY INVESTMENTS - 12.02%
AEA EXC CF LP (c) *	Americas	$4,836,233	$4,810,952	0.52%	8/11/2022
Bain Capital Empire Holdings, L.P. (c) *	Americas	4,377,605	4,565,546	0.50%	10/28/2022
Charles River Partnership XIII, L.P. (c) *	Americas	29,180	210,294	0.02%	6/29/2018
Eurazeo Capital IV A SCSp (c)	Europe	2,221,968	1,919,456	0.21%	1/28/2019
Eurazeo Capital IV D SCSp (c) *	Europe	923,029	453,159	0.05%	1/28/2019
Foundation Capital V, L.P. (c) *	Americas	3,410	141,482	0.02%	6/29/2018
Foundation Capital VI, L.P. (c) *	Americas	126,608	216,696	0.03%	6/29/2018
Foundation Capital VII, L.P. (c) *	Americas	418,264	752,198	0.08%	6/29/2018
Foundation Capital VIII, L.P. (c) *	Americas	716,275	3,784,785	0.41%	6/29/2018
GA Continuity Fund I, L.P. (c)	Americas	4,424,410	6,360,759	0.69%	6/22/2021
Icon Partners V, L.P. (c)	Americas	4,526,362	5,924,702	0.65%	12/22/2021
KKR Asian Fund L.P. *	Asia	1,757,641	(229,903)	-0.03%	12/29/2016

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 12.02%
KKR Asian Fund (Ireland III MIT) I L.P. *	Asia	$1,088,708	$243,642	0.03%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Asia	3,197,560	1,457,270	0.16%	9/30/2017
KKR China Growth Fund, L.P.	Asia	2,921,764	-	0.00%	6/29/2018
KKR European Fund III, Limited Partnership *	Europe	1,623,115	885,355	0.10%	12/31/2015
KKR Gaudi Investors L.P. *	Europe	8,626,190	9,170,592	1.00%	5/4/2017
KKR Indigo Equity Partners A L.P. (b) *	Americas	15,375,967	17,825,151	1.94%	6/8/2022
KKR Lending Partners II L.P. (b) *	Americas	1,499,997	677,099	0.07%	3/31/2017
KKR North America Fund XI L.P. (b)	Americas	15,518,334	7,966,253	0.87%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,158,120	-	0.00%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Americas	13,807,719	7,652,936	0.83%	5/31/2018
L Catterton VIII Offshore, L.P. (b)(c) *	Americas	3,110,278	2,673,546	0.29%	9/27/2019
Lime Rock Partners IV AF, L.P. (c)	Americas	34,113	2,531,028	0.28%	6/21/2018
Menlo Ventures X LP (c) *	Americas	2,493,985	89,479	0.01%	12/31/2017
Menlo Ventures XI LP (c) *	Americas	4,951,686	945,910	0.10%	12/31/2017
Pegasus WSJLL Fund, L.P. (c) *	Americas	5,240,780	6,205,820	0.68%	12/14/2021
Pueblo Co-Invest-A LP (c)	Americas	3,081,187	5,977,898	0.65%	6/25/2019
RB Equity Fund I-A LP (c) *	Americas	3,488,714	9,470,060	1.03%	12/31/2018
The Resolute II Continuation Fund, L.P. (c)	Americas	1,554,428	2,253,662	0.25%	8/31/2018
Warburg Pincus XI (Asia), L.P. (c)	Asia	5,079,967	2,271,638	0.25%	9/30/2017
WP DVT, L.P. (c) *	Americas	2,102,000	2,585,970	0.28%	3/11/2022
Yorktown Energy Partners IX, L.P. (b)(c)	Americas	283,463	119,247	0.01%	9/30/2018
Yorktown Energy Partners VIII, L.P. (b)(c)	Americas	482,746	92,577	0.01%	9/30/2018
Yorktown Energy Partners X, L.P. (b)(c)	Americas	424,732	315,485	0.03%	9/30/2018
TOTAL SECONDARY INVESTMENTS		121,506,538	110,320,744	12.02%

TOTAL INVESTMENT FUNDS		$281,039,701	$325,963,262	35.51%

EQUITY INVESTMENTS - 0.32%
PREFERRED STOCKS (a) - 0.31%
FINANCIAL - 0.21%
New York Digital Investment Group, LLC (b,c) *	Americas	2,000,000	2,000,000	0.21%	2/25/2022

INFORMATION TECHNOLOGY - 0.10%
InvestX DSF Holdings XXIII LLC (c) *	Americas	2,081,170	876,096	0.10%	2/16/2022

TOTAL PREFERRED STOCKS		$4,081,170	$2,876,096	0.31%

COMMON STOCK- 0.01%
ENERGY - 0.00% **
Ramaco Resources, Inc. (b)	Americas	5,845	4,699	0.00%	12/31/2024
Riley Exploration Permian, Inc. (b)	Americas	9,116	8,619	0.00%	12/20/2024

FINANCIAL - 0.01%
LendingClub Corporation *	Americas	33,242	36,071	0.01%	11/7/2024

TOTAL COMMON STOCK		$48,203	$49,389	0.01%

TOTAL EQUITY INVESTMENTS		$4,129,373	$2,925,485	0.32%

TOTAL INVESTMENT INTERESTS		$719,869,786	$866,111,399	94.36%

SHORT-TERM INVESTMENT - 6.17%
MONEY MARKET FUND - 6.17%	Shares
Fidelity Treasury Portfolio - Class I 4.34%^ (b)	56,630,457	56,630,457	56,630,457	6.17%
TOTAL SHORT-TERM INVESTMENTS		$56,630,457	$56,630,457	6.17%

TOTAL INVESTMENTS - 100.53% (Cost - $ 730,602,431) (d)			$922,741,856
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.53%)			(4,820,892)
NET ASSETS - 100.00%			$917,920,964

* Non-income producing.
** Rounds to less than 0.005%
^ Yield disclosed is the seven day effective yield as of December 31, 2024.
(a) Securities restricted to resale represents $866,062,010 or 94.35% of net assets.
(b) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) The fair value of total investments consists of the following regions (excluding short-term investments):

	Cost	Fair Value	% of Net Assets
Americas	$368,882,784	$456,647,523	49.76%
Asia	71,723,670	77,791,948	8.47%
Global	198,156,318	242,040,245	26.37%
Europe	81,107,014	89,631,683	9.76%
Total Investments	719,869,786	866,111,399	94.36%